Party In Interest Transactions	12 Months Ended
Dec. 31, 2025
Party In Interest Transactions
Party-In-Interest Transactions

Note 6. Party-In-Interest Transactions

Community Financial Services Group, LLC is the Plan’s custodian. The Bank has a one-half ownership interest in Community Financial Services Group, LLC. There were no fees paid to the custodian by the Plan for investment management services for the year ended December 31, 2025.

The Plan allows for participant contributions to be invested in common stock of the Company. At December 31, 2025 and 2024, the Plan held 457,120 and 466,807 shares of Company common stock, respectively, valued at $11,526,281 and $7,795,677, respectively.

There were no party-in-interest transactions which are prohibited by ERISA Section 406 and for which there is no statutory or administrative exemption.

Fees paid to Future Planning Associates, Inc. for participant loan setup amounted to $2,250 for the year ended December 31, 2025. These fees qualify as party-in-interest transactions.